Leases And Commitments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Future minimum rental payments for operating leases in 2015	$ 177
Future minimum rental payments for operating leases in 2016	141
Future minimum rental payments for operating leases in 2017	113
Future minimum rental payments for operating leases in 2018	78
Future minimum rental payments for operating leases in 2019	59
Future minimum rental payments for operating leases, thereafter	99
Rent expense for operating leases	$ 226	$ 243	$ 247
Maximum
Lessee leasing arrangements, operating leases, term of contract (in years)	20 years
Minimum
Warranty period terms minimum	90 days